Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 7,968,113	$ 10,886,035	$ 3,793,293	$ 5,004,493	$ 7,025,592
Cost of revenues
Total cost of revenues	(4,742,970)	(6,479,846)	(2,489,836)	(3,284,841)	(4,708,678)
Gross profit	3,225,143	4,406,189	1,303,457	1,719,652	2,316,914
Operating expenses
Technology and development expenses	(926,402)	(1,265,650)		(1,304,914)	(1,767,730)
Selling and marketing expenses	(1,387,728)	(1,895,914)		(1,797,033)	(1,926,003)
General and administrative expenses	(4,119,013)	(5,627,395)		(3,960,636)	(1,854,521)
Total operating expenses	(6,433,143)	(8,788,959)	(5,353,281)	(7,062,583)	(5,548,254)
Loss from operations	(3,208,000)	(4,382,770)		(5,342,931)	(3,231,340)
Other income (expense):
Stock-based compensation	(68,357)	(93,389)	(407,607)	(537,756)
Interest income	55,668	76,054	80,363	106,023	3,985
Interest expense	(28,194)	(38,518)	(24,025)	(31,696)	(39,152)
Government grants	49,857	68,114	19,532	25,769	248,067
Foreign exchange (loss) income	(32,333)	(44,173)	200,384	264,367	(55,626)
Other income, net	38,361	52,408			25
Total other income (expense), net	15,002	20,496	(131,353)	(173,293)	157,299
LOSS BEFORE INCOME TAXES	(3,192,998)	(4,362,274)	(4,181,177)	(5,516,224)	(3,074,041)
Income tax expense
NET LOSS	(3,192,998)	(4,362,274)	$ (4,181,177)	(5,516,224)	(3,074,041)
Less: Net loss attributable to non-controlling interest	(19,619)	(26,803)		(46,494)	(21,041)
Net loss attributable to OHMYHOMELTD	(3,173,379)	(4,335,471)		(5,469,730)	(3,053,000)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	95,531	130,515		(70,252)	26,156
TOTAL COMPREHENSIVE LOSS	(3,097,467)	(4,231,759)		(5,586,476)	(3,047,885)
Less: Comprehensive loss attributable to non-controlling interests	(19,619)	(26,803)		(46,494)	(21,041)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (3,077,848)	$ (4,204,956)		$ (5,539,982)	$ (3,026,844)
Weighted average number of ordinary shares:
Basic	22,503,377	22,503,377	17,860,622	17,860,622	16,250,000
Diluted	23,729,625	23,729,625	18,461,340	18,461,340	16,250,000
LOSS PER SHARE – BASIC AND DILUTED
Basic | (per share)	$ (0.13)	$ (0.19)		$ (0.31)	$ (0.19)
Diluted | (per share)	$ (0.13)	$ (0.18)		$ (0.30)	$ (0.19)
Weighted average number of ordinary shares (presented on a retroactive basis to give effect to the reverse stock split of 10-to-1 on March 10, 2025):
Basic	2,250,337	2,250,337	1,786,062	1,786,062	1,625,000
Diluted	2,372,962	2,372,962	1,846,134	1,846,134	1,625,000
LOSS PER SHARE – BASIC AND DILUTED (PRESENTED ON A RETROACTIVE BASIS TO GIVE EFFECT TO THE REVERSE STOCK SPLIT OF 10-TO-1 ON MARCH 10, 2025)
Basic | (per share)	$ (1.3)	$ (1.9)		$ (3.1)	$ (1.9)
Diluted | (per share)	$ (1.3)	$ (1.8)		$ (3.0)	$ (1.9)
Independent Third Parties [Member]
Operating revenues
Total operating revenues	$ 7,962,901	$ 10,878,915	$ 3,397,380	$ 4,482,165
Related Parties [Member]
Operating revenues
Total operating revenues	5,212	7,120	$ 395,913	522,328
Brokerage Services [Member]
Operating revenues
Total operating revenues	2,859,723	3,906,953		2,817,930	$ 3,072,060
Cost of revenues
Total cost of revenues	(1,261,016)	(1,722,801)		(1,638,368)	(1,383,488)
Gross profit	1,598,707	2,184,152		1,179,562	1,688,572
Brokerage Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	2,858,186	3,904,853		2,806,930	3,069,160
Brokerage Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	1,537	2,100		11,000	2,900
Property Management [Member]
Operating revenues
Total operating revenues	3,061,637	4,182,808		846,726
Cost of revenues
Total cost of revenues	(2,061,262)	(2,816,096)		(582,582)
Gross profit	1,000,375	1,366,712		264,144
Property Management [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	3,061,637	4,182,808		846,726
Property Management [Member] | Related Parties [Member]
Operating revenues
Total operating revenues
Emerging and Other Services [Member]
Operating revenues
Total operating revenues	2,046,753	2,796,274		1,339,837	3,953,532
Cost of revenues
Total cost of revenues	(1,420,692)	(1,940,949)		(1,063,891)	(3,325,190)
Gross profit	626,061	855,325		275,946	628,342
Emerging and Other Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	2,043,079	2,791,254		828,509	970,376
Emerging and Other Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	$ 3,674	$ 5,020		$ 511,328	$ 2,983,156